BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

The consolidated financial statements include the accounts of Stardust Power Inc. and its wholly owned subsidiaries, Stardust Power LLC and Strike Merger Sub II, LLC. All material intercompany balances have been eliminated upon consolidation.

These consolidated financial statements are presented in U.S. dollars.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Those estimates and assumptions include, but are not limited to, useful life of assets, realization of deferred tax assets, and fair valuation of stock-based compensation, common shares purchase agreement, warrants, simple agreement for future equity notes (each a “SAFE note”), convertible notes and sponsor earnout shares. The Company evaluates estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates, and those differences could be material to the consolidated financial statements.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934 (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Reverse Stock Split

Reverse Stock Split

On September 8, 2025, the Company effected a 1-for-10 reverse stock split of the Company’s Common Stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every 10 shares of the Company’s Common Stock issued and outstanding were automatically converted into one new share of Common Stock. Proportionate adjustments were also made to (i) the exercise prices, and the number of shares underlying the Company’s outstanding equity awards, as applicable, (ii) the number of shares issuable under the Company’s equity incentive plans and certain existing agreements, and (iii) the number of shares purchasable upon exercise, and/or the exercise prices, of the Company’s outstanding warrants to purchase shares of the Company’s Common Stock. The Reverse Stock Split did not decrease the number of authorized shares of Common Stock and preferred stock or otherwise affect the par value of the Common Stock. No fractional shares were issued in connection with the Reverse Stock Split and any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole share. Stockholders who were otherwise entitled to receive fractional shares as a result of the Reverse Stock Split were paid cash in lieu thereof. All shares of the Company’s Common Stock, per-share data and related information included in the accompanying consolidated financial statements have been retroactively adjusted as though the Reverse Stock Split had been effected prior to all periods presented.

Going Concern

Going Concern

The Company’s consolidated financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As of December 31, 2025, the Company has $3,480,151 of unrestricted cash. The Company is a development stage entity having no revenues and has incurred a net loss of $15,723,636 for the year ended December 31, 2025. The Company has an accumulated deficit of $68,342,584 and stockholders’ deficit of $5,813,683 as of December 31, 2025. The Company expects to continue to incur significant costs in pursuit of its operating and investment plans. These costs exceed the Company’s existing cash balance and net working capital. These conditions raise substantial doubt about its ability to continue as a going concern.

On October 7, 2024, the Company entered into a Common Stock Purchase Agreement (the “Prior B. Riley Purchase Agreement”) and a related Registration Rights Agreement (the “Prior B. Riley Registration Rights Agreement”, and together with the Prior B. Riley Purchase Agreement, the “Prior B. Riley Agreements”) with B. Riley Principal Capital II, LLC (“B. Riley Principal Capital II”) to sell up to $50,000,000 of Common Stock to B. Riley Principal Capital II, subject to certain conditions and limitations contained in the Prior B. Riley Purchase Agreement, from time to time during the term of the Prior B. Riley Purchase Agreement. During the year ended December 31, 2025, the Company issued 638,048 shares of Common Stock aggregating to net proceeds of $2,069,685. (See Note 6). On December 11, 2025, the Company entered into a letter agreement with B. Riley Principal Capital II, pursuant to which the parties mutually agreed to terminate the Prior B. Riley Purchase Agreement, as amended and the related Prior B. Riley Registration Rights Agreement. As part of the termination, the Company agreed to satisfy the make-whole payment as per the terms of the Prior B. Riley Agreements of $471,942, in three equal portions: (i) through the issuance of restricted common stock priced at $4.40 per share and subject to resale registration, (ii) in cash upon the Company’s next equity or convertible financing, and (iii) in connection with a future equity line, at-the-market program, or similar financing, or otherwise in cash if unpaid by September 30, 2026. On December 15, 2025, the Company issued 35,753 shares of common stock (“Settlement Shares”) to B. Riley Principal Capital II and subsequent to the year end paid $157,314 cash to satisfy its obligation as per the terms of the Agreement (See Note 6).

Subsequent to year end, on February 12, 2026, the Company entered into a Common Stock Purchase Agreement (the “B. Riley Purchase Agreement”) and a related Registration Rights Agreement (the “B. Riley Registration Rights Agreement”, and together with the B. Riley Purchase Agreement, the “B. Riley Agreements”) with B. Riley Principal Capital II, the selling stockholder. Upon the terms and subject to the satisfaction of the conditions set forth in the B. Riley Purchase Agreement, the Company will have the right, in its sole discretion, to sell up to $10,000,000 of Common Stock to B. Riley Principal Capital II, subject to certain conditions and limitations contained in the B. Riley Purchase Agreement, from time to time during the term of the B. Riley Purchase Agreement. Sales of Common Stock pursuant to the B. Riley Purchase Agreement, and the timing of any sales, are solely at the option of the Company. The Company is under no obligation to sell any securities to B. Riley Principal Capital II under the B. Riley Purchase Agreement. As of the date of this filing, the Company has issued 29,067 shares of Common Stock aggregating to net proceeds of $94,193.

On January 27, 2025, the Company consummated a public offering of 479,200 shares of Common Stock and accompanying warrants to purchase up to 479,200 shares of Common Stock at a public offering price of $12.00 per share and warrant with an exercise price of $13.00 generating aggregate gross proceeds of approximately $5,750,400 before offering expenses (See Note 6).

On March 16, 2025, the Company entered into a letter agreement (the “Inducement Letter”) with a warrant holder (the “Exercising Holder”) providing for the immediate cash exercise of outstanding warrants to purchase 479,200 shares of the Company’s Common Stock at a reduced exercise price of $6.20 per share, generating aggregate gross proceeds of approximately $2,971,040 before related expenses. In connection with such exercise, the Company agreed to issue new common stock purchase warrants (the “Inducement Warrants”) to purchase up to 958,400 shares of common stock at an exercise price of $7.00 per share, subject to shareholder approval and Nasdaq rules (See Note 6). On October 30, 2025, the Exercising Holder and the Company entered into a ‘Securities Exchange Agreement’ (the “Exchange Agreement”) and agreed to exchange the 958,400 outstanding Inducement Warrants for 730,689 shares of Common Stock, with no other payment or any other additional consideration from the investor (See Note 6).

On June 18, 2025, the Company consummated a public offering of 2,150,000 shares of Common Stock at a public offering price of $2.00 per share, generating aggregate gross proceeds of approximately $4,300,000 before offering expenses. On June 25, 2025, the Company consummated the partial exercise of over allotment of the public offering, of 110,000 shares of Common Stock at a public offering price of $2.00 per share, generating additional aggregate gross proceeds of approximately $220,000 before offering expenses (See Note 6).

On December 23, 2025, the Company entered into a Securities Purchase Agreement (the “Lind Securities Purchase Agreement”) with Lind Global Asset Management XIII LLC (“Lind”) providing for up to $15,000,000 in senior secured convertible debt financing. Simultaneously, the Company initially drew down gross proceeds of approximately $4,000,000 in exchange for issuance to Lind of a Senior Secured Convertible Promissory Note in the amount of $4,800,000 (the “2025 Convertible Note”) and a Common Stock Purchase Warrant, for the purchase of approximately 411,245 shares. (the “Lind Warrant Shares”). After deducting a commitment fee of $100,000 and other transaction-related costs, the Company received net cash proceeds of approximately $3,792,500 (See Note 12).

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

As of the date on which these consolidated financial statements were available to be issued, we believe that the cash on hand, and additional investments available through issuance of new Common Stock, will be inadequate to satisfy the Company’s working capital and capital expenditure requirements for at least the next twelve months. The ability of the Company to continue as a going concern is dependent upon management’s plan to raise additional capital from issuance of equity or receive additional borrowings to fund the Company’s operating and investing activities over the next year. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies

Significant Risks and Uncertainties Including Business and Credit Concentrations

Significant Risks and Uncertainties Including Business and Credit Concentrations

The Company is a newly incorporated company and has yet to construct its Facility and commence production. As a result, the Company has a limited operating history upon which to evaluate the business and future prospects, which subjects it to a number of risks and uncertainties, including the ability to plan for and predict future growth. Since the Company’s founding, and the acquisition of the land for the establishment of the Facility, the Company has made significant progress towards site due diligence, engineering and techno-economic analysis for assessing suitability of the land and location. The refinery designs, brine extraction and transportation process of the Facility, process configurations, and control system of the Facility are representative of an industrial-scale battery-grade lithium production facility.

The Company expects that it will need to raise additional capital to support its development and commercialization activities. Significant risks and uncertainties to the Company’s operations include failing to secure additional funding and the threat of other companies developing and bringing to market similar technology at an earlier time than the Company.

The Company’s cash balance is held at one financial institution. As such, as at December 31, 2025, cash held with the financial institution exceeded federally insured limits.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Deferred Transaction Costs

Deferred Transaction Costs

In accordance with ‘Codification of Staff Accounting Bulletins – Topic 5: Miscellaneous Accounting A. Expenses of Offering’ (“SAB Topic 5”), public offering related costs, including legal fees and advisory and consulting fees, are deferred until the consummation/completion of the proposed public offering. The Company has deferred $1,005,109 of related costs incurred towards the proposed public offering which was presented within current assets in the consolidated balance sheets as at December 31, 2023. During the year ended December 31, 2024, the Company deferred $6,496,114 of related costs incurred towards the public offering. After the consummation of the Business Combination, costs allocated to equity-classified instruments amounting to $7,501,223 were recorded as a reduction to additional paid-in capital. The Company deferred $116,121 of related costs incurred towards the proposed public offering which are presented within current assets in the consolidated balance sheet as at December 31, 2024. The Company consummated the public offering on January 27, 2025. After the consummation of the public offering, costs allocated to equity-classified instruments amounting to $86,121 were recorded as a reduction to additional paid-in capital. The remaining deferred costs of $30,000 attributable to a separate proposed offering was expensed as the transaction did not materialize during the year ended December 31, 2025. The Company deferred $25,000 of related costs incurred towards the B. Riley Purchase Agreement entered by the Company subsequent to year end with B. Riley Principal Capital II which are presented within current assets in the consolidated balance sheet as at December 31, 2025.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs consist of expenditures associated with obtaining debt financing, principally legal and commitment fees. Such costs are deferred and amortized over the term of the related credit arrangements using a method that approximates the effective interest method. Debt issuance costs are included in the consolidated balance sheets as a direct deduction from the carrying amount of long-term debt and are included in Interest expense in the consolidated statements of operations. The payment of debt issuance costs is recorded under financing activities in the consolidated statements of cash flows.

Capital Project Costs and Property and Equipment, net

Capital Project Costs and Property and Equipment, net

The Company had an exclusive option purchase agreement with the City of Muskogee, Oklahoma for 66 acres of undeveloped tract (excluding wetlands and creeks). On January 10, 2024, the Company entered into an agreement to exercise the option and purchase the land for an amount of $1,662,030. The Company capitalized an additional $78,535 as land for costs incurred for obtaining permits and title. On December 16, 2024, title to the land was transferred to the Company’s name. The Company capitalized $3,320,403 towards capital project costs related to front-end loading and environmental studies done for setting up the refinery during the year ended December 31, 2024. During the year ended December 31, 2025, the Company capitalized an additional amount of $2,034,090 towards capital project costs. The construction of the Facility is still in progress and hence no depreciation is charged on capital project costs.

Property and equipment, net is stated at cost less accumulated depreciation and accumulated impairment loss. The Company depreciates computer and equipment using the straight-line method over the estimated economic useful lives of the asset, which are generally three to five years. Land is a non-depreciable asset and is stated at cost.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates long-lived assets for possible impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount exceeds the fair value of the asset. Fair value is estimated at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Fair Value of Measurement

Fair Value of Measurement

ASC 820, “Fair Value Measurement”, defines fair value as the amount at which an instrument could be exchanged in an orderly transaction between market participants at the measurement date (the exit price). ASC 820 establishes a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect management’s assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. There are three fair value levels in the fair value hierarchy based upon the level of inputs that are significant to fair value measurement:

●	Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.
●	Level 2 – Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.
●	Level 3 – Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable.

The categorization of a financial instrument within the fair value hierarchy is based upon the lowest level of input that is significant to its fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgements and consider factors specific to the asset or liability.

The Company’s financial assets and liabilities are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. The carrying amounts of certain financial assets and liabilities, including cash, other current assets, accounts payable and short-term loans approximate fair value because of the short maturity and liquidity of those instruments.

Income Taxes

Income Taxes

The Company records income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. The Company nets the deferred tax assets and deferred tax liabilities from temporary differences arising from a particular tax-paying component of the Company within the same tax jurisdiction and presents the net asset or liability as long term. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes tax benefits from uncertain tax positions if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. Although the Company believes that it has adequately reserved for uncertain tax positions, the Company can provide no assurance that the final tax outcome of these matters will not be materially different. The Company makes adjustment to these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact on our financial condition and results of operations.

The Company elects to record interest accrued and penalties related to unrecognized tax benefits in the consolidated statements of operations as a component of provision for income taxes.

Investments in Equity Securities

Investments in Equity Securities

Investments in equity securities with readily determinable fair values are accounted in accordance with ASC 321, Investment in Equity Securities. These investments are recorded at cost and subsequently measured at fair value with changes in fair value recognized in the Company’s consolidated statements of operations.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SAFE notes

SAFE notes

SAFE notes represent instruments that provide a form of financing to the Company and possess characteristics of both a debt and equity instrument. The Company accounts for the SAFE note in accordance with the guidance in ASC 480, “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging”. For the SAFE notes outstanding as of December 31, 2023, the Company first assessed whether the instrument meets the definition of a liability under ASC 480. The SAFE note includes terms that would affect the conversion of the note into shares based on the next round of financing. Since the instrument neither represents, nor is it indexed to an obligation to repurchase its own shares, the instrument does not represent any conditional obligation to settle the fixed monetary amount of the debt in a variable number of shares, the instrument is not a liability under ASC 480. The Company then assessed whether the instrument represents either an equity, derivative or a liability instrument per the guidance under ASC 815-40 and noted that due to the contingent settlement essentially representing a repayment of a fixed monetary amount, it would neither represent an instrument indexed to its own equity nor would it meet the definition of a derivative. Therefore, the note would be accounted for as a liability which requires initial and subsequent measurements at fair value. This liability is subject to re-measurement at each balance sheet date until a triggering event, equity financing, change in control or dissolution occurs, and any change in fair value is recognized in the Company’s consolidated statements of operations.

The fair value estimate includes significant inputs not observable in market, which represents a Level 3 measurement within the fair value hierarchy. The valuation uses probabilities considering pay-offs under various scenarios as follows: (i) an equity financing where the SAFE notes will convert into preferred stock; (ii) a SPAC transaction or an initial public offering where the SAFE notes will convert into common stock (iii) a change in control where the SAFE notes holders will have an option to receive a portion of the cash and other assets equal to the purchase amount and (iv) dissolution event where the SAFE notes holders will be entitled to the purchase amount subject to liquidation priority. Issuance cost incurred during the period March 16, 2023 (inception) to December 31, 2023, were expensed as incurred and presented separately in the consolidated statements of operations.

Warrant Liabilities

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and ASC 815, Derivatives and Hedging (“ASC 815”). Management’s assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period-end date while the warrants are outstanding.

Issued or modified warrants that meet all of the criteria for equity classification are recorded as a component of additional paid-in capital at the time of issuance. Issued or modified warrants that do not meet all the criteria for equity classification are recorded as a liability at their initial fair value on the date of issuance and subject to remeasurement each balance sheet date with changes in the estimated fair value of the warrants to be recognized as an unrealized gain or loss in the consolidated statements of operations. Cost associated with issuing the warrants accounted for as liabilities are charged to consolidated statements of operations when warrants are issued.

Short-term loans

Short-term loans

The Company accounts for short-term loans, as a single liability measured at amortized cost. The carrying value of the liability equals the proceeds received from the issuance of the loan agreements, accrued premium less debt issuance costs. See “Note 7 – Short-term loans” for additional information.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Leases

Leases

At the inception of a contract, the Company performs an assessment of whether the contract is, or contains, a lease. The assessment is based on whether: (1) the contract involves the use of a distinct identified asset, (2) the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the term of the contract, and (3) the Company the right to direct the use of the asset.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: (1) the lease transfers ownership of the asset by the end of the lease term, (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (3) the lease term is for a major part of the remaining useful life of the asset, (4) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or (5) the leased asset is so specialized that the asset will have little to no value at the end of the lease term. A lease is classified as an operating lease if it does not meet any one of the above criteria.

Operating and finance leases are recorded as right-of-use (ROU) assets and lease liabilities on the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating and finance lease ROU assets and liabilities are initially recognized based on the present value of lease payments over the lease term. In determining the present value of lease payments, the Company uses the implicit interest rate if readily determinable. When the implicit interest rate is not readily determinable, the Company uses its incremental borrowing rate, which is based on its collateralized borrowing capabilities over a similar term of the lease payments. When using the incremental borrowing rate, the Company utilizes the consolidated group incremental borrowing rate. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

The Company has elected the practical expedient to account for lease and non-lease components as a single lease component. The Company has also elected not to record right of use assets and associated lease liabilities on the consolidated balance sheet for leases that have a term, including any reasonably assured renewal terms, of 12 months or less at the lease commencement date. The lease payments are recognized for these short-term leases in the consolidated statements of operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company has entered into a lease agreement with Tower Lake LLC, for office space. The Company has not recognized any ROU asset and lease liability pursuant to this lease as it is a short-term lease. The Company recorded rent expense of $31,242 and $31,242 for the year ended December 31, 2025, and 2024, respectively in the consolidated statements of operations.

Subsequent to year end, in February 2026 the Company entered into a two-year sublease agreement with Chesmar Homes, LLC, for office space located in Houston, Texas. The monthly base rent under the agreement is $8,761 and the Company paid a security deposit of $17,523.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses primarily include compensation for employees, consultants, and advisors, legal and professional service fees, utilities, travel and other general overhead costs to support the Company’s operations.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred and are included in general and administrative expenses, in accordance with ASC 720-35, “Other Expenses – Advertising Cost”.
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock options, restricted share awards (“RSAs”), restricted stock units (“RSUs”), performance stock units (“PSUs”), to employees, consultants and other advisors, and directors based on their estimated fair value on the date of grant. The fair value of the Company’s stock options is measured based on the grant-date fair value which is calculated using a Black-Scholes option pricing model. The Company evaluates the assumptions used to value option awards upon each grant of stock options. At the election of the grantees, the stock options granted by the Company are early exercisable at any time from the date of grant but are subject to a repurchase right, under which the Company may buy back any unvested shares in the event of an employee’s termination prior to full vesting at lower of original exercise price or fair market value as on the date the Company delivers the Repurchase Notice. The consideration received for an early exercise of an unvested option is considered as deposit of the exercise price and the related amount is recorded as a liability. The liabilities are reclassified into common stock and additional paid-in capital as the awards vest. The shares are included in common stock on the consolidated statements of stockholders’ equity (deficit) as at December 31, 2025, and 2024, and are not included in the calculation of basic net loss per share attributable to common stockholders for the year ended December 31, 2025, and December 31, 2024. However, the early exercised shares are included in calculation of diluted net loss per share attributable to common stockholders for the year ended December 31, 2025, and for the period ended December 31, 2024, to the extent they are not anti-dilutive.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The fair value of RSUs awarded is based on the closing price of the Company’s common stock, as reported on Nasdaq on the date of grant. The fair value and derived service period of PSUs with market-based conditions is estimated using the Monte Carlo valuation model. The Company evaluates the assumptions used to value PSU awards upon each grant of PSUs.

Stock-based compensation expense associated with service and market-based conditions for RSUs will be recognized over the longer of the expected achievement period for the service condition and market condition. Stock-based compensation expense associated with PSUs is recognized over the longer of the expected achievement period for the performance condition and the service condition The Company generally recognizes stock-based compensation expense for RSUs with only service condition on a straight-line basis over the vesting term and RSUs /PSUs with service and market-based conditions, respectively, on graded vesting method over the vesting term. The Company accounts for forfeitures as they occur.

Net Loss per Share

Net Loss per Share

The Company adopted ASC 260, “Earnings per Share”, at its inception. Basic net loss per share is calculated by dividing the net loss by the weighted average number of Common Stock outstanding for the period. Diluted loss per share is calculated by dividing the Company’s net loss available to common stockholders by the diluted weighted average number of shares outstanding for the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as at the first of the year for any potentially dilutive debt or equity. Potential common shares from unvested restricted stock options, earnouts and common stock warrants are computed using the treasury stock method. Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued.

Recent accounting pronouncements

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”), under its ASC or other standard setting bodies, and adopted by the Company as of the specified effective date.

Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual consolidated financial statements that have not yet been issued or made available for issuance. The Company adopted ASU 2023-09 in 2025, with prospective application. See Note 18- Income Taxes for further information.

Recently Issued Accounting Pronouncements Not Yet Adopted

With the exception of those listed below, the Company has reviewed the accounting pronouncements issued during the year ended December 31, 2025, and concluded they were either not applicable or not expected to have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, which is referred to as ASU 2024-03. ASU 2024-03 requires public entities to disclose detailed information about specific types of expenses included within the expense captions presented on the face of the income statement. While ASU 2024-03 does not alter the presentation of expense captions on the face of the income statement, it introduces requirements for disaggregating certain expense captions into specified categories within the footnotes to the consolidated financial statements. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact that ASU 2024-03 will have on its consolidated financial statements and accompanying footnotes.